INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ (0.1)	$ (1.8)
Hedges	0.5	(1.2)
Total income taxes related to OCI	$ 0.4	$ (3.0)